Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments and Contingencies [Abstract]
Commitments and Contingencies
13. Commitments and Contingencies
Commitments. At the beginning of 2009 we had leased approximately 80,000 square feet of office space at 765 Old Saw Mill River Road, Tarrytown, NY for use as administrative offices and laboratories. The lease for our administrative and laboratory facilities had been set to expire on August 31, 2012. However, on April 29, 2009, the Company entered into a Lease Termination Agreement (the “Agreement”) with BMR-Landmark at Eastview, LLC, a Delaware limited liability company (“BMR”) pursuant to which the Company and BMR terminated the lease of space at 765 Old Saw Mill River Road in Tarrytown, NY. Pursuant to the Agreement, the Lease was terminated effective as of April 1, 2009. The Agreement provided that the Company make the following payments to BMR: (a) $1 million, paid upon execution of the Agreement, (b) $0.5 million, paid six months after the execution date of the Agreement, and (c) $0.75 million, payable twelve months after the execution date of the Agreement. Initial and six months payments were made on schedule. Although the final payment was due originally on April 29, 2010, on March 17, 2010 the Company and BMR agreed to amend the Agreement (the “Amendment”). According to the Amendment, the final payment was modified as follows: the Company was to pay Eight Hundred Thousand Dollars ($800,000), as follows: (i) Two Hundred Thousand Dollars ($200,000) within five (5) days after the Execution Date and (ii) One Hundred Thousand Dollars ($100,000) on each of the following dates: July 15, 2010, August 15, 2010, September 15, 2010, October 15, 2010, November 15, 2010, and December 15, 2010. Through July 1, 2011, the Company paid in full $800,000 of principal plus $28,250 interest for late payments in accordance with the terms of the Lease Agreement.
We continue to lease office space at 240 Cedar Knolls Road, Cedar Knolls, NJ under a non-cancellable operating lease expiring in 2013.
The Company evaluates the financial consequences of legal actions periodically or as facts present themselves and books accruals to account for its best estimate of future costs accordingly.
Contingencies. In the ordinary course of business, we enter into agreements with third parties that include indemnification provisions which, in our judgment, are normal and customary for companies in our industry sector. These agreements are typically with business partners, clinical sites, and suppliers. Pursuant to these agreements, we generally agree to indemnify, hold harmless, and reimburse indemnified parties for losses suffered or incurred by the indemnified parties with respect to our product candidates, use of such product candidates, or other actions taken or omitted by us. The maximum potential amount of future payments we could be required to make under these indemnification provisions is unlimited. We have not incurred material costs to defend lawsuits or settle claims related to these indemnification provisions. As a result, the estimated fair value of liabilities relating to these provisions is minimal. Accordingly, we have no liabilities recorded for these provisions as of June 30, 2011.
In the normal course of business, we may be confronted with issues or events that may result in a contingent liability. These generally relate to lawsuits, claims, environmental actions or the action of various regulatory agencies. If necessary, management consults with counsel and other appropriate experts to assess any matters that arise. If, in our opinion, we have incurred a probable loss as set forth by accounting principles generally accepted in the U.S., an estimate is made of the loss and the appropriate accounting entries are reflected in our financial statements. After consultation with legal counsel, we do not anticipate that liabilities arising out of currently pending or threatened lawsuits and claims will have a material adverse effect on our financial position, results of operations or cash flows.

16. Commitments and Contingencies
     Commitments. At the beginning of 2009, we had leased approximately 80,000 square feet of office space at 765 Old Saw Mill River Road, Tarrytown, NY for use as administrative offices and laboratories. The lease for our administrative and laboratory facilities had been set to expire on August 31, 2012. However, on April 29, 2009, the Company entered into a Lease Termination Agreement (the “Lease Agreement”) with BMR-Landmark at Eastview, LLC, a Delaware limited liability company (“BMR”) pursuant to which the Company and BMR terminated the lease of space at 765 Old Saw Mill River Road in Tarrytown, NY. Pursuant to the Lease Agreement, the Lease was terminated effective as of April 1, 2009. The Lease Agreement provided that the Company make the following payments to BMR: (a) $1 million, paid upon execution of the Lease Agreement, (b) $0.5 million, paid six months after the execution date of the Lease Agreement, and (c) $0.75 million, payable twelve months after the execution date of the Lease Agreement. Initial and six months payments were made on schedule. Although the final payment was due originally on April 29, 2010, on March 17, 2010 the Company and BMR agreed to amend the Lease Agreement (the “Lease Amendment”). According to the Lease Amendment, the final payment was modified as follows: the Company will pay Eight Hundred Thousand Dollars ($800,000), as follows: (i) Two Hundred Thousand Dollars ($200,000) within five (5) days after the Execution Date and (ii) One Hundred Thousand Dollars ($100,000) on each of the following dates: July 15, 2010, August 15, 2010, September 15, 2010, October 15, 2010, November 15, 2010, and December 15, 2010. Through March 1, 2011 the Company paid $600,000 of the principal plus $21,000 interest for late payments in accordance with the terms of the Lease Agreement.
     We continue to lease office space at 240 Cedar Knolls Road, Cedar Knolls, NJ under a non-cancellable operating lease expiring in 2013.
     As of December 31, 2010, future minimum rental payments are as follows:

Years Ending December 31,	(In thousands)
2011	353
2012	360
2013	31

Total	744
     Rent expense for the years ended December 31, 2010, 2009 and 2008 was $0.3 million, $0.7 million and $2.3 million, respectively. Additional charges under this lease for real estate taxes and common maintenance charges for the years ended December 31, 2010, 2009 and 2008, were $0.03 million, $0.5 million and $0.8 million, respectively.
     In accordance with the lease agreement in Cedar Knolls, NJ, the Company has entered into a standby letter of credit in the amount of $246 thousand as a security deposit. The standby letter of credit is fully collateralized with a time certificate of deposit account in the same amount. The certificate of deposit has been recorded as a restricted cash balance in the accompanying financials. As of December 31, 2010, there are no amounts outstanding under the standby letter of credit.
     In April 2005, the Company entered into an amended and restated employment agreement with its then Chief Executive Officer, Dr. Michael M. Goldberg, for services through July 31, 2007. On January 16, 2007, the Board of Directors terminated Dr. Goldberg’s services. On April 26, 2007, the Board of Directors held a special hearing at which it determined that Dr. Goldberg’s termination was for cause. On March 22, 2007, Dr. Goldberg, through his counsel, filed a demand for arbitration asserting that his termination was without cause and seeking $1,048,000 plus attorney’s fees, interest, arbitration costs and other relief alleged to be owed to him in connection with his employment agreement with the Company. During the arbitration, Dr. Goldberg sought a total damage amount of at least $9,223,646 plus interest. On February 11, 2010, the arbitrator issued the final award in favor of Dr. Goldberg for a total amount of approximately $2,333,115 plus interest and fees as full and final payment for all claims, defenses, counterclaims, and related matters. The Company opposed Dr. Goldberg’s petition to confirm the arbitration award. On July 12, 2010 the award was confirmed by the court. As of August 10, 2010, the Company adjusted its estimate of costs to settle this matter to approximately $2.6 million to account for potential additional interest costs on the settlement amount and additional legal fees. On September 23, 2010, the Company paid approximately $2.6 million as the full and final settlement of this matter.
     The Company evaluates the financial consequences of legal actions periodically or as facts present themselves and books accruals to account for its best estimate of future costs accordingly.
     Contingencies. In the ordinary course of business, we enter into agreements with third parties that include indemnification provisions which, in our judgment, are normal and customary for companies in our industry sector. These agreements are typically with business partners, clinical sites, and suppliers. Pursuant to these agreements, we generally agree to indemnify, hold harmless, and reimburse indemnified parties for losses suffered or incurred by the indemnified parties with respect to our product candidates, use of such product candidates, or other actions taken or omitted by us. The maximum potential amount of future payments we could be required to make under these indemnification provisions is unlimited. We have not incurred material costs to defend lawsuits or settle claims related to these indemnification provisions. As a result, the estimated fair value of liabilities relating to these provisions is minimal. Accordingly, we have no liabilities recorded for these provisions as of December 31, 2010.
     In the normal course of business, we may be confronted with issues or events that may result in a contingent liability. These generally relate to lawsuits, claims, environmental actions or the action of various regulatory agencies. If necessary, management consults with counsel and other appropriate experts to assess any matters that arise. If, in our opinion, we have incurred a probable loss as set forth by accounting principles generally accepted in the U.S., an estimate is made of the loss and the appropriate accounting entries are reflected in our financial statements. After consultation with legal counsel, we do not anticipate that liabilities arising out of currently pending or threatened lawsuits and claims will have a material adverse effect on our financial position, results of operations or cash flows.
Restructuring Expense
     On December 8, 2008, as part of our efforts to improve operational efficiency we decided to close our research and development facilities in Tarrytown to reduce costs and improve operating efficiency. As of December 8, 2008 we terminated all research and development staff and ceased using approximately 85% of the facilities which resulted in a restructuring charge of approximately $3.8 million in the fourth quarter, 2008. As part of the restructuring charge, we wrote down the value of our leasehold improvements in Tarrytown by approximately $1.0 million (net); additionally, the useful life of leasehold improvements in portions of the facility that were still in use as of December 31, 2008 was recalculated, resulting in an accelerated charge to amortization expense of approximately $0.1 million.
     In accordance with FASB ASC 420-10-5, Exit or Disposal Cost Obligations, we estimated our liability for net costs associated with terminating our lease obligation for the laboratory and office facilities in Tarrytown and recorded a charge net of estimated sublease income. To develop our estimate, we considered our liability under the Tarrytown lease, and estimated costs to be incurred to satisfy rental commitments under the lease, the lead — time necessary to sublease the space, projected sublease rental rates, and the anticipated duration of subleases. We validated our estimate and assumptions through consultations with independent third parties having relevant expertise. We used a credit adjusted risk — free rate of 1.55% to discount estimated cash flows. We intend to review our estimate and assumptions on a quarterly basis or more frequently as appropriate; and will make modifications to the estimated liability as deemed appropriate, based on our judgment to reflect changing circumstances. Any change in our estimate may result in additional restructuring charges, and those charges may be material.
     The restructuring liability at December 31, 2008 of $2.9 million related primarily to the portion of the Tarrytown facility we ceased using as of December 8, 2008, and was recorded at net present value, and included several obligations related to the restructuring. We classified $0.9 million as short term as of December 31, 2008 and $2.0 million as long term. We recorded $3.8 million in restructuring expenses comprised of $2.6 million lease restructuring expense (net of subleases), $0.2 million in termination benefits (employee severance and related costs) and $1.0 million in leasehold improvement abandonment. In December 2008, we made $47 thousand in net rental payments (calculated at net present value) on the Tarrytown property and made termination payments of $91 thousand which represent employee severance and benefits charges. The restructuring liability was reduced by these amounts.
     See also the description of the Terminated Lease Agreement described in “Commitments and Contingencies” above.
     The restructuring activity and related liability are as follows ($ thousands):

	Liability at	Lease		Liability at	Lease		Liability at
	December 31,	Termination	Cash	December 31,	Termination	Cash	December 31,
	2008	Adjustment	Payments	2009	Adjustment	Payments	2010
Lease restructuring expense	$2,772	$(353)	$(1,669)	$750	$50	$(500)	$300
Employee severance and related costs	108	(3)	(105)	—	—	—	—

	$2,880	$(356)	$(1,774)	$750	$50	$(500)	$300